Note 13. Income Taxes	12 Months Ended
Dec. 31, 2017
Notes
Note 13. Income Taxes

Note 13.  Income Taxes

At December 31, 2017, the Company had net operating loss carryforwards for income taxes of approximately $13.8 million, which expire during various periods through 2037. Realization of deferred income taxes as of December 31, 2017 and 2016 is not considered likely. Therefore, by applying a federal statutory rate of 35% to the carryforward amounts, a valuation allowance of approximately $4.8 million and $4.7 million, has been established for each year for the entire amount of deferred tax assets relative to the net operating loss at December 31, 2017 and 2016, respectively, resulting in an effective tax rate of 0% and no deferred tax asset recognition. The valuation allowance increased by approximately $100,000 in 2017 and $200,000 in 2016.

The Tax Reform Act, signed into law on December 22, 2017, reduces the top corporate tax rates from 35% to 21% effective for the year ended December 31, 2018. The change in these rates will reduce the valuation allowance stated above to approximately $2.9 million for the year ended December 31, 2017.